UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
  This Amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BIP GP LLC (F/K/A Weiss Asset Management LLC)[[[1]]
Address: 29 Commonwealth Avenue, 10th Floor,
  Boston, MA 02116

Form 13F File Number: 028-12910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Georgiy Nikitin
Title: Chief Compliance Officer
Phone: (617) 778-7780

Signature, Place, and Date of Signing:

  /s/ Georgiy Nikitin Boston, MA    February 12, 2010
----------------------------- --------------------- -------------------------
  [Signature] [City, State]  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None



FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $ 228,917
 (thousands)

List of Other Included Managers:

No.:Form 13F File Number:Name:
1   28-12279          Andrew Weiss

COLUMN 1                    COLUMN 2        COLUMN 3  COLUMN 4 COLUMN 5                  COLUMN 6   COLUMN 7 COLUMN 8
                                                      AMOUNT AND TYPE OF                                     VOTING AUTHORITY
                                                      SECURITY
                                                      VALUE    SHR OR                    INVESTMENT OTHER
NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000) PRN AMT   SH/PRN PUT/CALL DISCRETION MANAGERS SOLE      SHARED NONE
AFLAC INC                   COM             001055102      183     3,966 SH              SHARED-DEFINED          3,966           0
AU OPTRONICS CORP           SPONSORED ADR   002255107    4,790   399,490 SH              SHARED-DEFINED        399,490           0
ADVANCED SEMICONDUCTOR ENGR SPONSORED ADR   00756M404    1,847   417,013 SH              SHARED-DEFINED        417,013           0
ALEXANDRIA REAL ESTATE EQ   COM             015271109      209     3,246 SH              SHARED-DEFINED          3,246           0
IN
ALLSTATE CORP               COM             020002101      136     4,524 SH              SHARED-DEFINED          4,524           0
AMERICAN EXPRESS CO         COM             025816109      360     8,882 SH              SHARED-DEFINED          8,882           0
AMERICAN INTL GROUP INC     COM NEW         026874784      598    19,956 SH              SHARED-DEFINED         19,956           0
AON CORP                    COM             037389103      253     6,610 SH              SHARED-DEFINED          6,610           0
BPW ACQUISITION CORP        COM             055637102    8,148   773,826 SH              SHARED-DEFINED        773,826           0
BANK OF AMERICA CORPORATION COM             060505104      823    54,681 SH              SHARED-DEFINED         54,681           0
BANK OF NEW YORK MELLON     COM             064058100      270     9,669 SH              SHARED-DEFINED          9,669           0
CORP
BARCLAYS BK PLC             IPMS INDIA ETN  06739F291    5,062    79,018 SH              SHARED-DEFINED         79,018           0
BARCLAYS BANK PLC           ETN             06739H255      547    14,190 SH              SHARED-DEFINED         14,190           0
                            DJUBSPLATM38
BROOKFIELD PPTYS CORP       COM             112900105      165    13,576 SH              SHARED-DEFINED         13,576           0
CME GROUP INC               COM             12572Q105      184       549 SH              SHARED-DEFINED            549           0
CARE INVESTMENT TRUST INC   COM             141657106    6,563   843,571 SH              SHARED-DEFINED        843,571           0
CHUBB CORP                  COM             171232101      149     3,035 SH              SHARED-DEFINED          3,035           0
CITIGROUP INC               COM             172967101      154    46,549 SH              SHARED-DEFINED         46,549           0
CLAYMORE DIVID & INCOME FD  COM             18385J105    2,668   170,466 SH              SHARED-DEFINED        170,466           0
DWS RREEF REAL ESTATE FD    COM             233384106      198    48,874 SH              SHARED-DEFINED         48,874           0
INC
DWS RREEF REAL ESTATE FD II COM             23338X102      391   362,122 SH              SHARED-DEFINED        362,122           0
EDCI HLDGS INC              COM             268315108      540    91,979 SH              SHARED-DEFINED         91,979           0
FIRST MARBLEHEAD CORP       COM             320771108      682   320,325 SH              SHARED-DEFINED        320,325           0
FRANKLIN RES INC            COM             354613101      144     1,368 SH              SHARED-DEFINED          1,368           0
GOLDMAN SACHS GROUP INC     COM             38141G104      602     3,564 SH              SHARED-DEFINED          3,564           0
ICICI BK LTD                ADR             45104G104    2,917    77,350 SH              SHARED-DEFINED         77,350           0
INFOSYS TECHNOLOGIES LTD    SPONSORED ADR   456788108    6,653   120,380 SH              SHARED-DEFINED        120,380           0
ISHARES INC                 MSCI SINGAPORE  464286673    7,764   675,755 SH              SHARED-DEFINED        675,755           0
ISHARES INC                 MSCI TAIWAN     464286731    1,443   111,224 SH              SHARED-DEFINED        111,224           0
ISHARES INC                 MSCI S KOREA    464286772    9,274   194,675 SH              SHARED-DEFINED        194,675           0
ISHARES INC                 MSCI GERMAN     464286806      182     8,098 SH              SHARED-DEFINED          8,098           0
ISHARES INC                 MSCI MALAYSIA   464286830    3,234   304,483 SH              SHARED-DEFINED        304,483           0
ISHARES INC                 MSCI HONG KONG  464286871   27,534 1,758,219 SH              SHARED-DEFINED      1,758,219           0
ISHARES TR INDEX            FTSE XNHUA IDX  464287184   17,145   405,712 SH              SHARED-DEFINED        405,712           0
ISHARES S&P GSCI COMMODITY  UNIT BEN INT    46428R107    7,016   220,478 SH              SHARED-DEFINED        220,478           0
I
JPMORGAN CHASE & CO         COM             46625H100    1,326    31,825 SH              SHARED-DEFINED         31,825           0
LEADIS TECHNOLOGY INC       COM             52171N103      408 2,722,144 SH              SHARED-DEFINED      2,722,144           0
MACK CALI RLTY CORP         COM             554489104      144     4,168 SH              SHARED-DEFINED          4,168           0
MASTERCARD INC              CL A            57636Q104      173       677 SH              SHARED-DEFINED            677           0
METLIFE INC                 COM             59156R108      153     4,334 SH              SHARED-DEFINED          4,334           0
MORGAN STANLEY              COM NEW         617446448      247     8,353 SH              SHARED-DEFINED          8,353           0
NFJ DIVID INT & PREM STRTGY COM SHS         65337H109      188    12,740 SH              SHARED-DEFINED         12,740           0
PNC FINL SVCS GROUP INC     COM             693475105      192     3,641 SH              SHARED-DEFINED          3,641           0
POWERSHARES INDIA ETF TR    INDIA PORT      73935L100      987    44,704 SH              SHARED-DEFINED         44,704           0
PRUDENTIAL FINL INC         COM             744320102      181     3,644 SH              SHARED-DEFINED          3,644           0
SK TELECOM LTD              SPONSORED ADR   78440P108    2,113   129,935 SH              SHARED-DEFINED        129,935           0
SANTA MONICA MEDIA CORP     COM             802501106        0   182,845 SH              SHARED-DEFINED        182,845           0
SANTA MONICA MEDIA CORP     *W EXP          802501114        0    50,050 SH              SHARED-DEFINED         50,050           0
                            03/27/201
SANTA MONICA MEDIA CORP     UNIT 99/99/9999 802501205        0    33,540 SH              SHARED-DEFINED         33,540           0
SCHWAB CHARLES CORP NEW     COM             808513105      150     7,995 SH              SHARED-DEFINED          7,995           0
SIMON PPTY GROUP INC NEW    COM             828806109      163     2,041 SH              SHARED-DEFINED          2,041           0
STATE STR CORP              COM             857477103      162     3,718 SH              SHARED-DEFINED          3,718           0
TAIWAN GREATER CHINA FD     SH BEN INT      874037104      782   122,996 SH              SHARED-DEFINED        122,996           0
TATA MTRS LTD               SPONSORED ADR   876568502    1,227    72,800 SH              SHARED-DEFINED         72,800           0
TRAVELERS COMPANIES INC     COM             89417E109      248     4,974 SH              SHARED-DEFINED          4,974           0
TRIAN ACQUISITION I CORP    COM             89582E108   11,310 1,149,341 SH              SHARED-DEFINED      1,149,341           0
US BANCORP DEL              COM NEW         902973304      331    14,684 SH              SHARED-DEFINED         14,684           0
UNITED STATES NATL GAS FUND UNIT            912318102   86,662 8,597,448 SH              SHARED-DEFINED      8,597,448           0
VISA INC                    COM CL A        92826C839      333     3,805 SH              SHARED-DEFINED          3,805           0
WELLS FARGO & CO NEW        COM             949746101      928    34,400 SH              SHARED-DEFINED         34,400           0
WISDOMTREE TRUST            INDIA ERNGS FD  97717W422    1,534    69,507 SH              SHARED-DEFINED         69,507           0
ACE LTD                     SHS             H0023R105      143     2,845 SH              SHARED-DEFINED          2,845           0


Footnotes

][1][] On January 29, 2010 Weiss Asset Management LLC changed its name to BIP GP LLC